UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSR
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)
                                     --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

SEI OPPORTUNITY MASTER FUND, L.P.

Financial Statements (Unaudited)

For the six month period ended September 30, 2004

                        SEI Opportunity Master Fund, L.P.

                              Financial Statements

                For the six month period ended September 30, 2004

                                    CONTENTS

Financial Statements (Unaudited)
Schedule of Investments ....................................................   1
Statement of Assets, Liabilities and Members' Capital ......................   3
Statement of Operations ....................................................   4
Statement of Changes in Members' Capital ...................................   5
Statement of Cash Flows ....................................................   6
Notes to Financial Statements ..............................................   7

Beginning on the fiscal quarter ended December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

[Line chart omitted]


                        SEI Opportunity Master Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2004

--------------------------------------------------------------------------------

          SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF TOTAL INVESTMENTS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Long/Short Equity                                                         35.8%

Convertible Bond Hedging                                                  25.0%

Credit Hedging                                                            19.7%

Distressed Debt                                                           13.0%

Equity Market Neutral                                                      6.5%

--------------------------------------------------------------------------------

                     INVESTMENTS                              COST               VALUE       % OF NET ASSETS
------------------------------------------------------------------------------------------------------------
INVESTMENT FUNDS*
Convertible Bond Hedging:
   Alta Partners Discount Convertible Arbitrage, LP        $ 2,712,500        $ 2,694,367         4.75%
   Alta Partners Investment Grade, LP                        4,222,500          4,185,314         7.38
   Forest Fulcrum Fund, LP                                   2,235,000          2,273,218         4.01
   Lydian Partners II, LP                                    4,760,000          4,693,422         8.28
                                                           -------------------------------------------
Total Convertible Bond Hedging                              13,930,000         13,846,321        24.42

Credit Hedging:
   Canyon Value Realization Fund, LP                         3,610,000          3,801,798         6.71
   Solus, LLC                                                3,460,000          3,611,306         6.37
   SRS Strategic Opportunities, LP                           3,460,000          3,525,266         6.22
                                                           -------------------------------------------
Total Credit Hedging                                        10,530,000         10,938,370        19.30

Distressed Debt:
   Avenue Investments, LP                                    3,516,000          3,579,027         6.31
   Post Opportunity Fund, LP                                 3,516,000          3,642,817         6.43
                                                           -------------------------------------------
Total Distressed Debt                                        7,032,000          7,221,844        12.74

Equity Market Neutral:
   Analytic US Market Neutral II, LLC                          100,000            102,277         0.18
   Analytic US Market Neutral, LLC                           1,116,000          1,132,815         2.00
   LibertyView Fund, LLC                                     1,116,000          1,132,203         2.00
   Thales Fund, LP                                           1,216,000          1,263,556         2.23
                                                           -------------------------------------------
Total Equity Market Neutral                                  3,548,000          3,630,851         6.41

*Investment Funds are non-income producing.

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2004

             INVESTMENTS                            COST              VALUE       % OF NET ASSETS
-------------------------------------------------------------------------------------------------
Long/Short Equity:
   Alydar Fund, LP                              $ 2,750,000        $ 2,750,000         4.97%
   Arience Capital Partners II, LP                1,023,000          1,109,927         1.96
   Blackmore Partners, LP                         1,563,000          1,564,221         2.76
   Cantillon Europe, LP                             850,000            979,942         1.73
   Clovis Capital Partners, LP                    1,273,000          1,315,731         2.32
   Heirloom Partners, LP                            773,000            797,416         1.41
   Highline Capital Partners, LP                  3,173,000          3,227,416         5.69
   Iron Horse Institutional Partners, LP            350,000            379,012         0.67
   Southport Millenium Fund, LP                   1,173,000          1,230,179         2.17
   SuNova Partners, LP                              350,000            403,944         0.71
   TCS Capital, LP                                2,823,000          2,971,297         5.24
   Third Point Partners, LP                       2,823,000          3,088,649         5.45
                                                -------------------------------------------
Total Long/Short Equity                          18,924,000         19,881,505        35.08
                                                -------------------------------------------
Total Investments                               $53,964,000        $55,518,891        97.95%
                                                ===========================================

The aggregate cost of investments for tax purposes was $53,964,000. Net unrealized appreciation on investments for tax purposes was $1,554,891 consisting of $1,676,788 of gross unrealized appreciation and $121,897 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 97.95% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

        Statement of Assets, Liabilities and Members' Capital (Unaudited)

                               September 30, 2004

ASSETS
Investments in Investment Funds, at fair value (cost, $53,964,000)   $55,518,891
Cash and cash equivalents                                              5,685,624
Due from SEI Offshore Opportunity Fund, Ltd.                              26,854
Other assets                                                               8,005
                                                                     -----------
Total assets                                                          61,239,374
                                                                     -----------

LIABILITIES
Capital contributions received in advance                              4,444,391
Due to Adviser                                                            52,294
Administration fees payable                                               26,795
Professional fees payable                                                 29,858
Other accrued expenses                                                     7,754
                                                                     -----------
Total liabilities                                                      4,561,092
                                                                     -----------
Net assets                                                           $56,678,282
                                                                     ===========

MEMBERS' CAPITAL
Net capital contributions                                            $55,065,595
Net realized gain on investments                                          57,796
Net unrealized appreciation on investments                             1,554,891
                                                                     -----------
Members' capital                                                     $56,678,282
                                                                     ===========

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                       Statement of Operations (Unaudited)

                For the six month period ended September 30, 2004

INVESTMENT INCOME
Interest                                                              $  21,209
Reversal of organizational costs (see Note 2)                            50,009
Reversal of offering costs (see Note 2)                                  37,127
Other Income                                                            (87,136)
                                                                      ---------
Total investment income                                                  21,209

EXPENSES
Advisory fees                                                           209,880
Administration fees                                                      19,561
Professional fees                                                        35,208
Directors' fees                                                           8,333
Custodian fees                                                            2,173
Other expenses                                                           22,443
                                                                      ---------
Total expenses                                                          297,598
Expense waiver (see Note 3)                                             (43,702)
                                                                      ---------
Net expenses                                                            253,896
                                                                      ---------
Net investment loss                                                    (232,687)
                                                                      ---------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Realized gain on investments                                             19,196
Change in unrealized gain on investments                                631,696
                                                                      ---------
Net realized and unrealized gains on investments                        650,892
                                                                      ---------
Net increase in members' capital derived from investment activities   $ 418,205
                                                                      =========

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Statement of Changes in Members' Capital

  For the six month period ended September 30, 2004 (Unaudited) and the period from October 1, 2003 (commencement of operations) to March 31, 2004

                                                                         LIMITED
                                                                         INTEREST
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2004                        MEMBERS
                                                                       ------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $   (232,687)
Realized gain on investments                                                 19,196
Change in unrealized gain on investments                                    631,696
                                                                       ------------
Net increase in members' capital derived from investment activities         418,205

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                    46,769,966
Capital withdrawals                                                     (17,724,279)
                                                                       ------------
Net increase in members' capital derived from capital transactions       29,045,687

Net increase in members' capital                                         29,463,892
Members' capital, March 31, 2004                                         27,214,390
                                                                       ------------
Members' capital, September 30, 2004                                   $ 56,678,282
                                                                       ============

                                                                         LIMITED
                                                                         INTEREST
FOR THE PERIOD OCTOBER 1, 2003 TO MARCH 31, 2004                         MEMBERS
                                                                       ------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $    (72,405)
Realized gain on investments                                                 38,600
Change in unrealized gain on investments                                    923,195
                                                                       ------------
Net increase in members' capital derived from investment activities         889,390

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                    26,325,000
Members' capital, October 1, 2003                                                --
                                                                       ------------
Members' capital, March 31, 2004                                       $ 27,214,390
                                                                       ============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2004

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in members' capital derived from investment activities       $    418,205
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
   Purchases of investments                                                (31,365,000)
   Proceeds from sales of investments                                          792,196
   Decrease in investments paid for in advance                               2,050,000
   Decrease in due from SEI Opportunity Fund, L.P.                              45,061
   Increase in due from SEI Offshore Opportunity Fund, Ltd.                    (26,854)
   Decrease in other assets                                                     35,408
   Increase in management fee payable                                           37,431
   Increase in administration fee payable                                       19,561
   Decrease in professional fees payable                                       (15,142)
   Decrease in other accrued expenses                                           (5,191)
   Change in unrealized gain on investments                                   (631,696)
   Realized gain on investments                                                (19,196)
                                                                          ------------
Net cash used in operating activities                                      (28,665,217)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                       46,769,966
Capital withdrawals                                                        (17,724,279)
Increase in contributions received in advance                                4,444,391
                                                                          ------------
Net cash provided by financing activities                                   33,490,078

Net increase in cash and cash equivalents                                    4,824,861
Cash and cash equivalents, beginning of period                                 860,763
                                                                          ------------
Cash and cash equivalents, end of period                                  $  5,685,624
                                                                          ============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2004

1. ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership operates in a master-feeder structure. The Partnership shall have perpetual existence under the terms of the Limited Partnership Agreement dated October 1, 2003. The Partnership commenced operations on October 1, 2003. The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at September 30, 2004.

The Partnership's investment objective is to seek to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Partnership.

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The Partnership's financial statements are prepared in conformity with U.S. generally accepted accounting principles. The following is a summary of the significant accounting policies followed by the Partnership:

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Partnership's valuation. As a general matter, the fair value of the Partnership's interest in an Investment Fund will represent the amount that the Partnership could reasonably expect to receive from an Investment Fund if the Partnership's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Partnership believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

PARTNERSHIP EXPENSES

The Partnership will bear all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Prior to August 4, 2004, costs incurred in connection with the Partnership's organization were borne by the Partnership as incurred. The Partnership incurred $50,009 of organizational expenses through August 4, 2004. The Partnership incurred $37,127 of offering expenses through August 4, 2004.

Effective August 4, 2004, the Adviser decided to reimburse the Partnership for all previously incurred organization and offering expenses of the Partnership. These amounts were reversed against the accounts they were previously expensed to and can be located on the Statement of Operations. The Adviser also will incur all remaining organization and offering expenses of the Partnership.

INCOME TAXES

The Partnership intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

CASH AND CASH EQUIVALENTS

The Partnership treats all highly liquid financial instruments that mature within three months as cash equivalents.

INVESTMENTS IN INVESTMENT FUNDS

The investments in Investment Funds are subject to the terms of the respective limited partnership agreements. Income is net of the Partnership's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

The following table summarized fees paid by the Partnership to these Investment Funds and the ability of the Partnership to liquidate holdings from each Investment Fund. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 0.25% to 2% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of 20% of the Investment Funds' net profits.

                                                                          GAIN (NET OF
                                              % OF NET                     MANAGEMENT
                                             ASSET VALUE                    FEES AND
                                            OF INVESTMENT                  INCENTIVE    MANAGEMENT    INCENTIVE     REDEMPTIONS
           INVESTMENT FUNDS                     FUND        FAIR VALUE    ALLOCATIONS)     FEES      ALLOCATIONS     PERMITTED
-------------------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging:
    Alta Partners Discount Convertible
     Arbitrage, LP                              7.16%       $ 2,694,367    $ (47,905)    $ 11,603     $     457      Quarterly
    Alta Partners Investment Grade, LP          8.16          4,185,314      (23,246)      20,494             *      Quarterly
    Forest Fulcrum Fund, LP                     4.20          2,273,218      (10,029)      11,360         1,244       Monthly
    Lydian Partners II, LP                      2.14          4,693,423     (110,620)           *             *      Quarterly
                                                            ---------------------------------------------------
 Total Convertible Bond Hedging                              13,846,321     (191,801)      43,456         1,701

Credit Hedging:
    Canyon Value Realization Fund, LP           0.32          3,801,798      109,538       12,157        27,692       Annual
    Solus, LLC                                     *          3,611,306      123,725            *             *      Quarterly
    SRS Strategic Opportunities, LP                *          3,525,266       52,067            *             *      Quarterly
                                                            ---------------------------------------------------
 Total Credit Hedging                                        10,938,370      285,329       12,157        27,692

Distressed Debt:
    Avenue Investments, LP                      0.88          3,579,027       21,975       16,388         4,255       Annual
    Post Opportunity Fund, LP                   1.27          3,642,817       63,372       11,047        14,347     Semi-annual
                                                            ---------------------------------------------------
 Total Distressed Debt                                        7,221,844       85,347       27,435        18,602

Equity Market Neutral:
    Analytic US Market Neutral, LLC             3.42          1,132,815        3,842        1,294            --       Monthly
    Analytic US Market Neutral II, LLC          0.38            102,277        2,277           63           381       Monthly
    LibertyView Fund, LLC                          *          1,132,203        9,135            *             *       Monthly
    Thales Fund, LP                             1.52          1,263,556       33,127        7,200         8,500      Quarterly
                                                            ---------------------------------------------------
 Total Equity Market Neutral                                  3,630,851       48,381        8,557         8,881

Long/Short Equity:
    Alydar Fund, LP                                *          2,813,771       43,798        6,355         7,673      Quarterly
    Arience Capital Partners II, LP            16.57          1,109,927       25,184        8,104         6,296      Quarterly

                                                                          GAIN (NET OF
                                              % OF NET                     MANAGEMENT
                                             ASSET VALUE                    FEES AND
                                            OF INVESTMENT                  INCENTIVE    MANAGEMENT    INCENTIVE     REDEMPTIONS
           INVESTMENT FUNDS                     FUND        FAIR VALUE    ALLOCATIONS)     FEES      ALLOCATIONS     PERMITTED
--------------------------------------------------------------------------------------------------------------------------------
 Long/Short Equity (continued):
                                                                                                                   1 year lock-
    Blackmore Partners, LP                      9.66%       $ 1,564,221    $ (37,065)    $  9,289     $      --    up, Quarterly
    Cantillon Europe, LP                        0.54            979,942      111,298            *             *      Quarterly
    Clovis Capital Partners, LP                    *          1,315,731      (39,649)           *             *      Quarterly
    Heirloom Partners, LP                      18.26            797,416        1,177        7,027         4,058      Quarterly
    Highline Capital Partners, LP               5.21          3,227,416       46,394        7,857        12,881      Quarterly
    Iron Horse Institutional Partners, LP          *            379,012        3,456            *             *      Quarterly
    Southport Millenium Fund, LP                1.31          1,230,179       32,585        4,337         8,146      Quarterly
    SuNova Partners, LP                         0.14            403,944       (5,977)       2,101        (1,634)     Quarterly
    TCS Capital, LP                             4.94          2,971,297       88,143       11,027        21,981      Quarterly
    Third Point Partners, LP                    1.07          3,088,649      154,292       11,476        38,654      Quarterly
                                                            ---------------------------------------------------
 Total Long/Short Equity                                     19,881,505      423,635       67,572        98,055
                                                            ---------------------------------------------------
 Total Investments                                          $55,518,891    $ 650,892     $159,178     $ 154,932
                                                            ===================================================

* The Adviser is not able to obtain the percent of net asset value of the Investment Fund or specific fee amounts charged to the Partnership for this Investment Fund and does not know what these amounts are. However, performance incentive allocations are computed based on 20% of the Investment Fund's net profits.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Partnership will pay the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. The Advisory Fee will reduce the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser will charge a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $209,880 in advisory fees during the six month period ended September 30, 2004.

For a period of three years from the Partnership's initial closing, the Adviser has agreed that certain expenses of the Partnership, including adviser fees, investor servicing fees, custody fees and administrative fees, shall not in aggregate exceed 1.15% per annum of the Partnership's net asset value, and the Adviser will voluntarily waive fees to the extent necessary so that such 1.15% limit is not exceeded. The following expenses of the Partnership are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). For the period April 1, 2004 through August 4, 2004, the Adviser waived fees of 43,702. Effective August 4, 2004, the Adviser is no longer waiving its fee. The $(87,136) of other income reported on the Statement of Operations represents the recapture of expense waiver previously accrued during the prior reporting period in relation to the reversal of organization and offering expenses.

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Partnership (the "Sub-Adviser"). The Sub-Adviser will be responsible for the day-to-day investment management of the Partnership with respect to investment in Investment Partnerships, under the supervision of the Adviser and the Board. The Sub-Adviser will be compensated directly by the Adviser, and not by the Partnership, for the services it provides as Sub-Adviser to the Partnership.

SEI Investments Global Funds Services will serve as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the Partnership will pay the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value, as applicable, which will be accrued monthly based on month-end net assets and will be paid monthly, and will reimburse the Administrator for certain out-of-pocket expenses. The Administrator will perform administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $19,561 in administration fees during the six month period ended September 30, 2004.

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the aggregate value of outstanding Interests in the Partnership. The Partnership incurred $2,173 in custodian fees during the six month period ended September 30, 2004.

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. It is not anticipated that the Distributor will be compensated by the Partnership for its services rendered under the Distribution Agreement.

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

5. CONCENTRATION OF RISK

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements and the limited liquidity of Interests.

6. INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2004, purchases and sales of investments (excluding short-term securities) were $31,365,000 and $792,196, respectively.

7. FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                For the period
                                                          For the six           October 1, 2003
                                                      month period ended       (commencement of
                                                      September 30, 2004      operations) through
                                                         (Unaudited)            March 31, 2004
TOTAL RETURN (1)
Total return                                                    0.77%                   4.99%
                                                          ==========              ==========
   Net assets, end of period (000's)                      $   56,678              $   27,214
                                                          ==========              ==========
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio:
   Net investment loss, before waivers (3)                     (1.43)%                 (2.58)%
                                                          ==========              ==========
   Net investment loss, net of waivers (3)                     (1.20)%                 (0.59)%
                                                          ==========              ==========

Expense ratio:
   Operating expenses, before waivers (2) (3)                   1.54%                   3.26%
                                                          ==========              ==========
   Operating expenses, net of waivers (2) (3)                   1.31%                   1.27%
                                                          ==========              ==========

Portfolio turnover rate (4)                                     2.34%                   5.69%
                                                          ==========              ==========

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized, excluding organizational fees.

(4)   Not annualized.

8. INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general idemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENT

Effective October 1, 2004, the Partnership received capital contributions from members in the amount of $4,444,391.

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED END MANAGEMENT INVESTMENT COMPANY AND AFFLIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer and Chief Financial Officer have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   SEI Opportunity Master Fund, L.P.


By (Signature and Title)*                      /s/ Kevin P. Robins
                                               -------------------
                                               Kevin P. Robins
                                               President

Date: December 3, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Kevin P. Robins
                                               -------------------
                                               Kevin P. Robins
                                               President


Date: December 3, 2004


By (Signature and Title)*                      /s/ Michael J. Leahy
                                               --------------------
                                               Michael J. Leahy
                                               Treasurer

Date: December 3, 2004

* Print the name and title of each signing officer under his or her signature.